CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Little New Star [Member] USD ($)	Jun. 30, 2012 Little New Star [Member] CNY	Jun. 30, 2011 Little New Star [Member] CNY	Jun. 30, 2010 Little New Star [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] USD ($)	Jun. 30, 2012 Wentai Education Group [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] USD ($)	Jun. 30, 2011 Wentai Education Group [Member] CNY	Jun. 30, 2010 Wentai Education Group [Member] CNY	Jun. 30, 2012 Yuanbo Education Group [Member] USD ($)	Jun. 30, 2012 Yuanbo Education Group [Member] CNY	Jun. 30, 2011 Yuanbo Education Group [Member] CNY	Jun. 30, 2010 Yuanbo Education Group [Member] CNY
Cash flows from operating activities:
Net income (loss)	$ (7,504,894)	(47,678,598)	(407,992,772)	5,659,825
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of intangible assets	740,414	4,703,847	8,268,550	6,895,938
Depreciation of property, plant and equipment	3,655,342	23,222,390	17,244,752	10,827,312
Allowance for doubtful debts (net)	91,886	583,753	162,710,320	21,262,662
Write-down of excess and obsolete inventories	0	0	84,504,513	9,667,136
Loss on disposal of property, plant and equipment	9,507	60,395	1,327,093	696,290
Impairment loss on intangible assets	472,218	3,000,000	942,678	264,227
Impairment loss on goodwill	9,034,136	57,393,867	0	0
Share-based compensation	434,441	2,760,006	11,437,616	10,395,821
Gain on trading investments, net	0	0	(653,861)	(868,255)
Gain on disposal of Electronic Learning Products ("ELP") business (note 11)	0	0	(11,936,125)	0
Impairment loss on other investment (note 4)	297,540	1,890,270	4,409,508	0
Change in fair value of contingent consideration payable (note 10)	(9,234)	(58,665)	0	0
Gain on disposal of a subsidiary	(47,537)	(302,004)	0	0
Changes in current assets and liabilities:
Trading investments	0	0	6,147,040	3,354,018
Accounts receivable	52,479	333,400	111,403,206	(158,332,518)
Related party receivables	0	0	165,218	190,423
Inventories	105,698	671,497	26,858,112	(399,894)
Prepaid expenses and other current assets	(936,958)	(5,952,494)	39,486,852	187,521
Deferred tax assets	30,702	195,050	2,189,542	808,067
Accounts payables	(166,382)	(1,057,025)	(63,378,727)	(5,572,429)
Other payables and accruals	(1,573,432)	(9,996,010)	(26,721,883)	(14,806,402)
Advances from customers	32,147	204,232	1,174,529	2,831,761
Deferred revenue	996,629	6,331,587	750,752	4,449,056
Income tax payables	1,335,700	8,485,705	5,420,618	(564,214)
Deferred tax liabilities	(247,564)	(1,572,771)	(167,801)	(1,071,396)
Net cash provided by (used in) operating activities	6,802,838	43,218,432	(26,410,270)	(104,125,051)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(4,271,957)	(27,139,743)	(18,132,076)	(20,361,429)
Acquisition of intangible assets	0	0	(3,631,976)	(7,825,000)
Acquisition of the Little New Star Education Group (note 10)	0	0	0	(4,485,215)
Acquisition of the Wentai Education Group (note 10)	(109,808)	(697,611)	(35,283,311)	0
Acquisition of Yuanbo Education Group (note 10)	(3,950,427)	(25,097,061)	0	0
Settlement of related party receivables	7,481,851	47,532,200	0	0
Disposal of ELP business (note 11)	0	0	28,041,081	0
Disposal of a subsidiary	(44,137)	(280,403)	0	0
Deposits for acquisitions of subsidiaries	0	0	(4,000,000)	(4,200,000)
Purchase of held-to-maturity investments	0	0	(44,000,000)	0
Redemption of held-to-maturity investments	4,643,476	29,500,000	0	0
Increase in investments	0	0	0	(20,480,700)
Decrease in short-term bank deposits	5,036,990	32,000,000	28,000,000	214,200,000
Net cash provided by (used in) investing activities	8,785,988	55,817,382	(49,006,282)	156,847,656
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	0	0	49	0
Proceeds from exercise of shares options	247,510	1,572,428	386,458	10,506,502
Shares repurchase	(40,062)	(254,511)	(18,404,849)	(38,698,609)
Dividend paid to non-controlling shareholders	(149,536)	(950,000)	0	0
Repayment of short term borrowings	0	0	(1,500,000)	(7,000,000)
Net cash provided by (used in) financing activities	57,912	367,917	(19,518,342)	(35,192,107)
Net increase (decrease) in cash and cash equivalents	15,646,738	99,403,731	(94,934,894)	17,530,498
Effect of exchange rate changes on cash and cash equivalents	(551,830)	(3,505,779)	(5,917,929)	(4,714,440)
Cash and cash equivalents at the beginning of year	63,887,093	405,874,701	506,727,524	493,911,466
Cash and cash equivalents at the end of year	78,982,001	501,772,653	405,874,701	506,727,524
Supplemental disclosure of cash flow information:
Income tax (refund) paid	523,888	3,328,263	513,598	(803,368)
Non-cash investing and financing activities:
Acquisition of LNS through issue of shares	0	0	0	37,385,000
Acquisition of LNS through settlement of deposits paid	0	0	0	21,581,952	0	0	0	21,581,952	0	0	649,803	4,200,000	0
Acquisition of Wentai Education Group through settlement of deposits paid	0	0	4,200,000	0										0	4,000,000	0	0
Acquisition of Yuanbo Education Group through settlement of deposit paid	$ 629,624	4,000,000	0	0